COMMITMENTS AND CONTINGENCIES - Obligations Under Capital and Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Obligations under capital and operating leases
Total expected payments for capital and operating lease over the next three years	$ 100
Period over which payments are due	3 years
Expected payments for capital and operating lease, current fiscal year	$ 100
Expected payments for capital and operating lease, 12 to 24 months	0
Expected payments for capital and operating lease, 24 to 36 months	0
Mining properties, land and water rights	220,635	$ 216,595
Eureka Moly LLC
Obligations under capital and operating leases
Accrual for trust to be established upon certain achievements of milestones	$ 4,000